SEPARATION FROM DOWDUPONT Separation from DowDuPont (Details) - USD ($) $ / shares in Units, $ in Millions	Apr. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2017
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Common Stock, Shares, Issued		100	100
DowDuPont
Common Stock, Par or Stated Value Per Share				$ 0.01
Subsequent Event | Dow Inc. [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares, Issued	748,800,000
Proceeds from Contributions from Parent	$ 2,024
Subsequent Event | DowDuPont
Common Stock, Par or Stated Value Per Share	$ 0.01